Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents	As of December 31, 2021 and 2020, consolidated cash and cash equivalents consisted of:

	2021	2020

Cash and bank accounts	$367	501
Fixed-income securities and other cash equivalents	246	449

	$613	950